Income Taxes (Details) - Schedule of Tax Expense Recognized in Other Comprehensive Income or Directly in Equity - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Expense Recognized in Other Comprehensive Income or Directly in Equity [Abstract]
Financing costs - recognized in statement of equity	$ (459)	$ (330)
Revaluation of the secured note liabilities – recognized in OCI	(22,780)	831
Total	$ (23,239)	$ 501